UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5717

Dreyfus Worldwide Dollar Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	01/31/10

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Worldwide Dollar Money Market Fund, Inc.
January 31, 2010 (Unaudited)

Negotiable Bank Certificates of Deposit--26.0%	Principal Amount ($)	Value ($)
Banco Bilbao Vizcaya Argentaria (Yankee)
0.19%, 4/12/10	25,000,000	25,000,243
Bank of Ireland (Yankee)
0.62%, 3/23/10	25,000,000 a	25,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.24%, 2/26/10	25,000,000	25,000,000
Credit Industriel et Commercial (London)
0.37%, 2/8/10	25,000,000	25,000,024
Royal Bank of Scotland PLC (Yankee)
0.28%, 2/11/10	25,000,000	25,000,000
UBS AG (Yankee)
0.24%, 2/16/10	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $150,000,267)		150,000,267
Commercial Paper--26.0%
Calyon NA Inc.
0.22%, 2/8/10	25,000,000	24,998,931
Fortis Funding LLC
0.23%, 2/17/10	25,000,000 a	24,997,444
Natixis US Finance Company LLC
0.30%, 2/1/10	25,000,000	25,000,000
Societe Generale N.A. Inc.
0.24%, 4/7/10	25,000,000	24,989,167
U.S. Bank NA
0.20%, 3/30/10	25,000,000	24,992,083
Unicredit Delaware Inc.
0.30%, 3/1/10	25,000,000	24,994,167
Total Commercial Paper
(cost $149,971,792)		149,971,792
Asset-Backed Commercial Paper--29.1%
Atlantis One Funding Corp.

0.12%, 2/1/10	25,000,000 a	25,000,000
Cancara Asset Securitisation Ltd.
0.27%, 2/10/10	25,000,000 a	24,998,312
Edison Asset Securitization LLC
0.23%, 2/1/10	25,000,000 a	25,000,000
Govco Inc.
0.23%, 3/22/10	25,000,000 a	24,992,174
Grampian Funding Ltd.
0.26%, 4/27/10	20,000,000 a	19,987,722
Mont Blanc Capital Corp.
0.17%, 2/12/10	22,000,000 a	21,998,857
Windmill Funding Corp.
0.20%, 4/19/10	25,000,000 a	24,989,306
Total Asset-Backed Commercial Paper
(cost $166,966,371)		166,966,371
Corporate Note--4.3%
Bank of America Securities LLC
0.28%, 2/1/10
(cost $25,000,000)	25,000,000	25,000,000
Time Deposits--8.7%
Commerzbank AG (Grand Cayman)
0.13%, 2/1/10	25,000,000	25,000,000
DnB NOR Bank ASA (Grand Cayman)
0.13%, 2/1/10	25,000,000	25,000,000
Total Time Deposits
(cost $50,000,000)		50,000,000
Repurchase Agreement--5.7%
Barclays Financial LLC
0.10%, dated 1/29/10, due 2/1/10 in the amount of
$33,000,275 (fully collateralized by $33,338,700 U.S.
Treasury Notes, 1.50%, due 7/15/12, value $33,660,089)
(cost $33,000,000)	33,000,000	33,000,000
Total Investments (cost $574,938,430)	99.8%	574,938,430
Cash and Receivables (Net)	.2%	1,258,735
Net Assets	100.0%	576,197,165

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to $216,963,815 or 37.7% of net assets.

At January 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	574,938,430
Level 3 - Significant Unobservable Inputs	-
Total	574,938,430

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Worldwide Dollar Money Market Fund, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	Tuesday, March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	Tuesday, March 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	Tuesday, March 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)